Other Charges	12 Months Ended
Jan. 31, 2025
Other Charges
Other Charges

Note 20 - Other Charges

Other charges are comprised of acquisition-related costs, contingent consideration adjustments and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include advisory services, administrative costs and retention bonuses to employees joining by way of an acquisition, and collectively relate to completed and prospective acquisitions. Contingent consideration adjustments relate to changes in anticipated acquisition earnout payment accruals primarily as a result of increases or decreases to revenue performance and forecasts. Revenue forecasts are updated on a quarterly basis and the related earnout payment accruals are updated accordingly.

The following tables shows the components of other charges as follows:

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Acquisition-related costs	5,803	3,697	2,560
Contingent consideration accretion and adjustments	707	16,334	2,804
Restructuring plans	956	1,618	77
	7,466	21,649	5,441

Fiscal 2024 Restructuring Plan

In the third quarter of fiscal 2024, management approved and began to implement the fiscal 2024 restructuring plan to reduce operating expenses and increase operating margins. To date, $1.8 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of office closures and workforce reduction charges. As of January 31, 2025, we expect total remaining office closures to be nominal.

The following table shows the changes in the restructuring provision for the fiscal 2024 restructuring plan:

	Workforce	Office
	Reduction	Closures	Total
Balance at January 31, 2024	442	—	442
Accruals and adjustments	66	112	178
Cash draw downs	(503)	(112)	(615)
Non-cash draw downs and foreign exchange	(5)	—	(5)
Balance at January 31, 2025	—	—	—

Fiscal 2025 Restructuring Plan

In the fourth quarter of fiscal 2025, management approved and began to implement the fiscal 2025 restructuring plan to reduce operating expenses and increase operating margins. To date, $0.8 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges. As of January 31, 2025, we expect total remaining workforce reduction costs to be incurred of approximately $0.1 million to $0.2 million.

The following table shows the changes in the restructuring provision for the fiscal 2025 restructuring plan:

	Workforce
	Reduction	Total
Balance at January 31, 2024	—	—
Accruals and adjustments	778	778
Cash draw downs	(616)	(616)
Balance at January 31, 2025	162	162